Derivatives and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Volumes that are Economic Hedges of Production Volumes as well as Notional Amounts of Net Long (Short) Positions which do not Represent Economic Hedges of Production
Derivatives related to production
The following table sets forth the derivative notional volumes of the net long (short) positions that are economic hedges of production volumes, which are included in our commodity derivatives portfolio as of December 31, 2015.

Commodity	Period	Contract Type (a)	Location	Notional Volume (b)	Weighted Average Price (c)
Crude Oil
Crude Oil	2016	Fixed Price Swaps	WTI	(27,549)	$61.70
Crude Oil	2016	Basis Swaps	Midland	(5,000)	$(0.45)
Crude Oil	2016	Fixed Price Calls	WTI	(1,243)	$55.75
Crude Oil	2016	Swaptions	WTI	(1,257)	$57.15
Crude Oil	2017	Fixed Price Swaps	WTI	(9,304)	$61.66
Crude Oil	2017	Swaptions	WTI	(1,500)	$59.00
Natural Gas
Natural Gas	2016	Fixed Price Swaps	Henry Hub	(213)	$3.79
Natural Gas	2016	Basis Swaps	NGPL	(5)	$(0.23)
Natural Gas	2016	Basis Swaps	Permian	(33)	$(0.17)
Natural Gas	2016	Basis Swaps	Rockies	(230)	$(0.21)
Natural Gas	2016	Basis Swaps	San Juan	(100)	$(0.18)
Natural Gas	2016	Basis Swaps	SoCal	(45)	$(0.01)
Natural Gas	2017	Basis Swaps	Rockies	(50)	$(0.21)
Natural Gas	2017	Basis Swaps	San Juan	(33)	$(0.16)
Natural Gas	2017	Basis Swaps	SoCal	(10)	$—
Natural Gas	2017	Fixed Price Calls	Henry Hub	(16)	$4.50
Natural Gas	2017	Swaptions	Henry Hub	(65)	$4.19
Natural Gas	2018	Fixed Price Calls	Henry Hub	(16)	$4.75

__________

(a)
Derivatives related to crude oil production are fixed price swaps settled on the business day average and swaptions. The derivatives related to natural gas production are fixed price swaps, basis swaps, calls, swaptions and costless collars. In connection with several natural gas and crude oil swaps entered into, we granted swaptions to the swap counterparties in exchange for receiving premium hedged prices on the natural gas and crude oil swaps. These swaptions and calls grant the counterparty the option to enter into future swaps with us.

(b)	Crude oil volumes are reported in Bbl/day and natural gas volumes are reported in BBtu/day.

(c)	The weighted average price for crude oil is reported in $/Bbl and the natural gas is reported in $/MMBtu.

Derivatives primarily related to transportation
The following table sets forth the derivative notional volumes of the net long (short) positions of derivatives primarily related to transportation contracts, which are included in our commodity derivatives portfolio as of December 31, 2015. The weighted average price is not reported since the notional volumes represent a net position comprised of buys and sells with positive and negative transaction prices.

Commodity	Period	Contract Type (a)	Location (b)	Notional Volume (c)
Natural Gas	2016	Index	Multiple	(17)
__________

(a)	We enter into exchange traded fixed price and basis swaps, over-the-counter fixed price and basis swaps, physical fixed price transactions and transactions with an index component.

(b)	We transact at multiple locations primarily around our core assets to maximize the economic value of our transportation and asset management agreements.

(c)	Natural gas volumes are reported in BBtu/day.

Fair Value of Energy Commodity Derivatives
The following table presents the fair value of energy commodity derivatives. Our derivatives are presented as separate line items in our Consolidated Balance Sheets as current and noncurrent derivative assets and liabilities. Derivatives are classified as current or noncurrent based on the contractual timing of expected future net cash flows of individual contracts. The expected future net cash flows for derivatives classified as current are expected to occur within the next 12 months. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements. Further, the amounts below do not include cash held on deposit in margin accounts that we have received or remitted to collateralize certain derivative positions.

	December 31,
	2015		2014
	Assets	Liabilities	Assets	Liabilities
	(Millions)
Derivatives related to production not designated as hedging instruments	$359	$15	$503	$10
Derivatives related to physical marketing agreements not designated as hedging instruments	—	—	19	32
Total derivatives not designated as hedging instruments	$359	$15	$522	$42

DerivativeGainLoss [Table Text Block]
The following table presents the net gain (loss) related to our energy commodity derivatives.

	Years Ended December 31,
	2015	2014	2013

Gain (loss) from derivatives related to production not designated as hedging instruments(a)	$438	$515	$(57)
Gain (loss) from derivatives related to physical marketing agreements not designated as hedging instruments(b)	(20)	(81)	(67)
Net gain (loss) on derivatives not designated as hedges	$418	$434	$(124)
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(a)	Includes settlements totaling $650 million for the year ended December 31, 2015, and payments totaling $4 million and $11 million for the years ended December 31, 2014 and 2013, respectively.

(b)	Includes payments totaling $33 million, $120 million and $6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Gross And Net Derivative Asset and Liability
The following table presents our gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments (a)	Cash Collateral Posted(Received)	Net Amount
December 31, 2015	(Millions)
Derivative assets with right of offset or master netting agreements	$359	$(14)	$—	$345
Derivative liabilities with right of offset or master netting agreements	$(15)	$14	$—	$(1)

December 31, 2014
Derivative assets with right of offset or master netting agreements	$522	$(25)	$—	$497
Derivative liabilities with right of offset or master netting agreements	$(42)	$25	$17	$—
__________

(a)
With all of our financial trading counterparties, we have agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements. Additionally, we have negotiated master netting agreements with some of our counterparties. These master netting agreements allow multiple entities that have multiple underlying agreements the ability to net derivative assets and derivative liabilities at settlement or in the event of a default or a termination under one or more of the underlying contracts.

Concentration of Receivables, Net of Allowances, by Product or Service
The following table summarizes concentration of receivables, net of allowances, by product or service as of December 31.

	2015	2014
	(Millions)
Receivables by product or service:
Sale of natural gas, crude and related products and services	$171	$339
Joint interest owners	90	88
Other	39	10
Total	$300	$437

Gross and Net Credit Exposure from Derivative Contracts
The following table summarizes the gross and net credit exposure from our derivative contracts as of December 31, 2015.

Counterparty Type	Gross Total	Net Total
	(Millions)
Financial institutions (Investment Grade)(a)	$360	$346
Credit reserves	(1)	(1)
Credit exposure from derivatives	$359	$345
__________

(a)
We determine investment grade primarily using publicly available credit ratings. We include counterparties with a minimum S&P’s rating of BBB- or Moody’s Investors Service rating of Baa3 in investment grade.